1933 Act File No. 333-35785
                           1940 Act File No. 811-08335


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X

Pre-Effective Amendment No.  3   ...........................        X

                                                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

Amendment No.  3   .........................................        X

                                    WCT FUNDS

               (Exact name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                            John W. McGonigle, Esq.,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

 Approximate Date of Proposed Public Offering As soon as possible after the effectiveness of the Registration Statement

Title of Securities Being Registered...... Shares of Beneficial Interest

                         Amendment Pursuant to Rule 473

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.


                              Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET


      This Amendment to the Registration Statement of WCT FUNDS consists of one portfolio, West Coast Equity Fund, and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.


                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................Cover Page.
Item 2.     Synopsis......................Summary of Fund Expenses.
Item 3.     Condensed Financial
            Information                   Performance Information.
Item 4.     General Description of
            Registrant....................General Information; Investment
                       Information; Investment Objective;
                                          Investment Policies; Acceptable
                      Investments; Investment Limitations.
Item 5.     Management of the Fund        WCT Funds Management; Management of
                                          the WCT Funds; Distribution of Fund
                                          Shares; Administration of
                                          the Fund; Expenses of the Fund.
Item 6.     Capital Stock and Other
            Securities....................Dividends and Distributions;
                                          Shareholder Information; Voting
                                          Rights; Tax Information; Federal
                                          Income Tax; State and Local Taxes;
                                          Effect of Banking Laws.
Item 7.     Purchase of Securities Being .
            Offered.......................Net Asset Value; Investing in the
                                          Fund; Share Purchases; Minimum
                                          Investment Required; What Shares Cost;
                                          Purchases at Net Asset Value;
                                          Purchases with Proceeds from
                                          Redemption of Unaffiliated Mutual Fund
                                          Shares; Sales Charge Reallowance;
                                          Reducing or Eliminating the Sales
                                          Charge; Systematic Investment Program;
                                          Retirement Plans; Confirmations and
                                          Account Statements; Exchange
                                          Privilege; Exchanging Shares.
Item 8.     Redemption or Repurchase......Redeeming Shares; Systematic
                      Withdrawal Program; Account with Low
                                    Balances.
Item 9.     Pending Legal Proceedings.....None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.


Item 10.    Cover Page....................Cover Page.
Item 11.    Table of Contents.............Table of Contents.
Item 12.    General Information and
            History                       General Information About the Fund.
Item 13.    Investment Objectives and
            Policies......................Investment Objective and Policies;
                        Investment Limitations; Appendix.
Item 14.    Management of the Fund        WCT Funds Management; Trustees
                                          Compensation.
Item 15.    Control Persons and Principal
            Holders of Securities         Fund Ownership.
Item 16.    Investment Advisory and Other
            Services......................Investment Advisory Services;
                                          Distribution and Shareholder Services
                                          Plans; Other Services; Fund
                                          Administration; Custodian and
                                          Portfolio Accountant; Transfer Agent,
                                          Dividend Disbursing Agent, and
                                          Shareholder Servicing Agent;
                                          Independent Auditors.
Item 17.    Brokerage Allocation..........Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not Applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered.................Purchasing Shares; Determining Net
                        Asset Value; Exchange Privilege;
                                          Redeeming Shares; Redemption
                       in Kind; Massachusetts Partnership
                                      Law.
Item 20.    Tax Status....................Tax Status; The Fund's Tax Status;
                                          Shareholders' Tax Status.
Item 21.    Underwriters..................Not Applicable.
Item 22.    Calculation of Performance
            Data..........................Total Return; Yield; Performance
                                          Comparisons.
Item 23.    Financial Statements..........Filed in Part A.


WCT Equity Fund

(A Portfolio of the WCT Funds)
PROSPECTUS

The shares of WCT Equity Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio in the WCT Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide long-term capital appreciation. The Fund pursues this objective by investing primarily in common or preferred stock of large or medium sized companies with market capitalizations in excess of $1.5 billion.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF WEST COAST TRUST COMPANY, INC. OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY WEST COAST TRUST COMPANY, INC. OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 1, 1997 with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or by calling the Fund at 1-888- - . The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 1, 1997



--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES...................................................... 1

GENERAL INFORMATION........................................................... 2

INVESTMENT INFORMATION........................................................ 2
   INVESTMENT OBJECTIVE....................................................... 2
   INVESTMENT POLICIES........................................................ 2
   ACCEPTABLE INVESTMENTS..................................................... 2
   INVESTMENT LIMITATIONS..................................................... 5
   HUB AND SPOKE OPTION....................................................... 5

WCT FUNDS INFORMATION......................................................... 5
   MANAGEMENT OF THE WCT FUNDS................................................ 5
   DISTRIBUTION OF FUND SHARES................................................ 6
   ADMINISTRATION OF THE FUND................................................. 7
   BROKERAGE TRANSACTIONS..................................................... 7

NET ASSET VALUE............................................................... 8

INVESTING IN THE FUND......................................................... 8
   SHARE PURCHASES............................................................ 8
   MINIMUM INVESTMENT REQUIRED................................................ 9
   WHAT SHARES COST........................................................... 9
   PURCHASES AT NET ASSET VALUE............................................... 9
   PURCHASES WITH PROCEEDS FROM REDEMPTIONS
      OF UNAFFILIATED MUTUAL FUND SHARES...................................... 9
   SALES CHARGE REALLOWANCE................................................... 9
   REDUCING OR ELIMINATING THE SALES CHARGE................................... 9
   SYSTEMATIC INVESTMENT PROGRAM............................................. 10
   RETIREMENT PLANS.......................................................... 10
   CONFIRMATIONS AND ACCOUNT STATEMENTS...................................... 10
   DIVIDENDS AND DISTRIBUTIONS............................................... 10

EXCHANGE PRIVILEGE........................................................... 11
   EXCHANGING SHARES......................................................... 11
   EXCHANGE BY TELEPHONE..................................................... 11
   WRITTEN EXCHANGE.......................................................... 12

REDEEMING SHARES............................................................. 12
   SYSTEMATIC WITHDRAWAL PROGRAM............................................. 13
   ACCOUNTS WITH LOW BALANCES................................................ 13

SHAREHOLDER INFORMATION...................................................... 13
   VOTING RIGHTS............................................................. 13

EFFECT OF BANKING LAWS....................................................... 13

TAX INFORMATION.............................................................. 14
   FEDERAL INCOME TAX........................................................ 14
   STATE AND LOCAL TAXES..................................................... 14

PERFORMANCE INFORMATION...................................................... 14
   PERFORMANCE INFORMATION FOR
     PREDECESSOR COMMON TRUST FUND........................................... 14

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS..................................... 16


--------------------------------------------------------------------------------
                            SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..............................       4.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)...................        None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)......................................................................        None
Redemption Fees (as a percentage of amount redeemed, if applicable)........................................        None
Exchange Fee...............................................................................................        None

                         ANNUAL FUND OPERATING EXPENSES*
                (As a percentage of projected average net assets)
Management Fee (after waiver)(1)...........................................................................       0.50%
12b-1 Fee(2)...............................................................................................       0.00%
Total Other Expenses.......................................................................................       0.65%
  Shareholder Servicing Fee(3)................................................................       0.00%
     Total Fund Operating Expenses(4)......................................................................       1.15%

(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) As of the date of this prospectus, the Fund is not paying or accruing 12b-1 fees. The Fund will not pay or accrue 12b-1 fees until a separate class of shares has been created for certain institutional investors. The Fund's distributor can pay up to 0.25% as a 12b-1 fee which is reimbursed to the distributor by the Fund. See "Distribution of Fund Shares." Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


(3) As of the date of this prospectus, the Fund is not paying or accruing Shareholder Servicing fees. The Fund can pay up to 0.25% as a Shareholder Servicing fee. See "Distribution of Fund Shares."



(4) The Total Fund Operating Expenses are estimated to be 1.40% absent the voluntary waiver described in Note 1 above.


  * Expenses in this table are estimated based on average expenses expected to be incurred during the fiscal year ending October 31, 1998. During the course of this period, expenses may be more or less than the average amount shown.

The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder in the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "WCT Funds Information" and "Investing in the Fund". Wire-transferred redemptions may be subject to additional fees.

EXAMPLE
--------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2)
redemption at the end of each time period; and (3) payment of the maximum sales charge. As noted in the table above, the Fund charges no contingent deferred sales charge
1 Year..................................................................................................    $56
3 Years.................................................................................................    $80

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FISCAL YEAR ENDING OCTOBER 31, 1998.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

The WCT Funds was established as a Massachusetts business trust under a Declaration of Trust dated July 1, 1997. The Declaration of Trust permits the WCT Funds to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the WCT Funds' equity portfolio, known as WCT Equity Fund. The Fund is for trust clients of WCT Trust Company, Inc. and its affiliates and individual investors who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in common or preferred stock of large or medium sized companies with market capitalizations in excess of $1.5 billion. West Coast Trust Company, Inc. is the investment adviser to the Fund, and Becker Capital Management, Inc. is the Fund's sub-adviser. The minimum initial investment by a trust customer is $5,000 and $1,000 for individual investors. Subsequent investments must be in amounts of at least $100.

Fund shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value.

--------------------------------------------------------------------------------
                             INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide long-term capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by investing in companies believed to represent good long-term values not currently recognized in the market prices of their securities identified through fundamental analysis, systematic stock valuation and disciplined portfolio construction. The investment objective cannot be changed without approval of shareholders. Unless indicated otherwise, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.


INVESTMENT POLICIES

The Fund pursues its objective by investing primarily in common or preferred stock of large or medium sized companies with market capitalizations in excess of $1.5 billion. Occasionally, the Fund will hold small cap issues which satisfy the adviser's and sub-adviser's valuation discipline. The common and preferred stocks the Fund invests in are generally characterized as having low price to earnings ratios, and as having growth and quality characteristics which match or exceed those companies which comprise the Standard & Poor's 500 Index ("S&P"). As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of its total assets are invested in equity securities.

ACCEPTABLE INVESTMENTS
The securities in which the Fund invests include, but are not limited to:


 . common stocks of U.S. companies which are either listed on the New York or American Stock Exchanges or traded in over-the-counter markets, and preferred stocks, warrants, and preferred stocks convertible into common stocks of such companies;


 . American Depositary Receipts ("ADRs") of foreign companies traded on the New
  York or American Stock Exchanges or in the over-the-counter market;

 . obligations of the United States government;

 . notes, bonds, and discount notes of U.S. government agencies or instrumentalities;

 . money market instruments rated, at the time of purchase, A-1 or A-2 by Standard & Poor's ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1 or F-2 by Fitch Investor Services ("Fitch"), or, if not rated, determined by the adviser or sub-adviser to be of comparable quality; and

 . repurchase agreements collateralized by eligible investments.

In addition, the Fund may lend portfolio securities, invest in securities of other investment companies, and engage in when-issued and delayed delivery transactions.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

COMMON STOCKS

As described above, the Fund invests primarily in common and preferred stocks. As with other mutual funds that invest primarily in common and preferred stocks, the Fund is subject to market risks. That is, the possibility exists that common and preferred stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. The Fund may, from time to time, invest in issuers with smaller capitalizations. Small capitalization stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity in the equity market and tend to have a greater sensitivity to changing economic conditions than larger companies. Further, in addition to exhibiting greater volatility, these stocks may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small capitalization companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that there will be periods of time when the Fund will exhibit greater volatility than broad stock market indices such as the S&P 500.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock or debentures, units consisting of warrants or a combination of the features of several of these securities. The Fund may invest in convertible securities rated BBB or better by S&P or Fitch or Baa or better by Moody's, or, if unrated, of comparable quality as determined by the Fund's adviser or sub-adviser.


Convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege.

SECURITIES OF FOREIGN ISSUERS
The Fund may invest (up to 20% of its total assets) in securities of foreign issuers traded on the New York or American Stock Exchanges or in the over-the-counter market in the form of depositary receipts. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the adviser or sub-adviser to be substantial.

Other differences between investing in foreign and U.S. companies include:

 . less publicly available information about foreign companies;

 . the lack of uniform financial accounting standards applicable to foreign companies;

 . less readily available market quotations on foreign companies;

 . differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;

 . generally lower foreign securities market volume;

 . the likelihood that foreign securities may be less liquid or more volatile;

 . generally higher foreign brokerage commissions;

 . possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

 . unreliable mail service between countries; and

 . political or financial changes which adversely affect investments in some countries.

U.S. GOVERNMENT OBLIGATIONS
These securities include but are not limited to:

 . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

 . notes, bonds and discount notes of U.S. government agencies or instrumentalities.

Some of these obligations are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

 . the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

 . the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

 . the credit of the agency or instrumentality.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

TEMPORARY INVESTMENTS
In such proportions as, in the judgment of its adviser and sub-adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

 . commercial paper which matures in 270 days or less so long as at least two ratings are high quality ratings by nationally recognized statistical rating organizations;

 . time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or in institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC, including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks; and

 . bankers' acceptances.

RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in restricted securities. Other than Section 4(2) commercial paper, restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities laws. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser and sub-adviser deem it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser and sub-adviser have determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

REPURCHASE AGREEMENTS
The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

PORTFOLIO TURNOVER
Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in the Fund's portfolio will be sold whenever the adviser and sub-adviser believe it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. A high portfolio turnover rate may also result in higher taxes paid by the Fund's shareholders. See "Tax Information" in this Prospectus.

INVESTMENT LIMITATIONS
As a matter of fundamental investment policy, which cannot be changed without shareholder approval, the Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an arrangement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of its total assets to secure such borrowings.

HUB AND SPOKE(R) OPTION
If the Trustees determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund (which is an affiliate of Edgewood Services, Inc.) voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.

--------------------------------------------------------------------------------
                              WCT FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE WCT FUNDS
BOARD OF TRUSTEES
The WCT Funds are managed by a Board of Trustees. The Board of Trustees is responsible for managing the business affairs of the WCT Funds and for exercising all of the powers of the WCT Funds except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER
Pursuant to an investment advisory contract with the WCT Funds, investment decisions for the Fund are made by West Coast Trust Company, Inc. (hereinafter referred to as the "Adviser" or "West Coast Trust"), the Fund's investment adviser, subject to direction by the Trustees. The Adviser, in consultation with Becker Capital Management, Inc. (the "Sub-Adviser"), continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments.

ADVISORY FEES
The Fund's Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntary choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion.

ADVISER'S BACKGROUND


The Adviser is a wholly-owned subsidiary of West Coast Bancorp ("Bancorp"). Organized in 1981, Bancorp held approximately $712.3 million in total assets as of December 31, 1996, and is the second largest bank holding company based in Oregon. Through its subsidiaries--The Commercial Bank, Valley Commercial Bank, The Bank of Newport, The Bank of Vancouver and West Coast Trust, Bancorp offers a full range of commercial banking services, including trust services to individuals, partnerships, corporations, and institutions and acts as fiduciary of estates and conservatorships, and as a trustee under various wills, trusts and pension and profit-sharing plans. In addition, Bancorp and its subsidiaries offer tax-deferred annuities, single-premium whole life insurance, other insurance investment products and securities products. The Adviser has not previously served as an investment adviser to a mutual fund.



The Adviser has common and collective funds with assets totaling approximately $88.9 million as of December 31, 1996.


As part of their regular banking operations, Bancorp and its subsidiaries may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are lending clients of Bancorp and its subsidiaries. The lending relationship will not be a factor in the selection of securities.

SUB-ADVISER
Pursuant to the terms of an investment sub-advisory agreement between the Adviser and Becker Capital Management, Inc., the Sub-Adviser will make all determinations with respect to the investment of assets of the Fund, and shall take such steps as may be necessary to implement the same, including the placement of purchases and sale orders on behalf of the Fund. For the services provided and the expenses incurred by the Sub-Adviser pursuant to the sub-advisory agreement, the Sub-Adviser is entitled to receive an annual sub-advisory fee equal to 0.50% of the daily assets of the Fund payable by the Adviser from the advisory fees. The Sub-Adviser may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the Adviser.

SUB-ADVISER'S BACKGROUND
The Sub-Adviser is a registered investment advisory firm founded in 1976 as P.E. Becker Inc. In 1992, the Sub-Adviser changed its name to Becker Capital Management, Inc. The Sub-Adviser manages assets totaling approximately $2.0 billion for individuals, corporate pensions and profit sharing trusts, multi-employer trusts and endowment funds. The Sub-Adviser is a 100% employee owned firm. The Sub-Adviser is currently a sub-adviser for another mutual fund.

Donald L. Wolcott has been the Fund's portfolio manager since its inception. Mr. Wolcott is a Vice President and Portfolio Manager of Becker Capital Management, Inc., and has served in that capacity since 1987. His responsibilities include the management of portfolios for taxable individuals and charitable foundations and Mr. Wolcott also participates in strategic asset allocation decisions for the firm's balanced account portfolios. Mr. Wolcott received a B.A. in business from the University of Nebraska and is a Chartered Financial Analyst.

DISTRIBUTION OF FUND SHARES
Edgewood Services, Inc. is the principal distributor for shares of the Fund. It is a New York corporation organized on October 26, 1993, and is the principal distributor for a number of investment companies. Edgewood Services, Inc. is a subsidiary of Federated Investors.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS
Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Plan"), the Fund may pay to the distributor an amount computed at an annual rate of .25% of the average daily net assets of the Fund to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide distribution and/or administrative services as agents for their clients or customers.

The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitations as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor will pay financial institutions a fee based upon the shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by shares under the Plan.

Certain trust clients of West Coast Trust will not be affected by the Plan because the Plan will not be activated unless and until a separate class of shares of the Fund (which would not have a Rule 12b-1 plan) is created and such trust clients' investments in the Fund is converted to such class.

In addition, the Fund has adopted a Shareholder Services Plan (the "Services Plan") with respect to its shares. Under the Services Plan, financial institutions will enter into shareholder service agreements with the Fund to provide administrative support services to their customers who, from time to time, may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from the Fund at a rate not exceeding .25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is the holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the provision of personal services and maintenance of shareholder accounts.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Plan and Services Plan, Edgewood Services, Inc. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s Adviser or its affiliates and not the Fund.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES
Federated Services Company, a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Services Company provides these at an annual rate as specified below:

 ADMINISTRATIVE          MAXIMUM AVERAGE AGGREGATE
      FEE              DAILY NET ASSETS OF THE TRUST
     .15%           on the first $250 million
     .125%          on the next $250 million
     .10%           on the next $250 million
     .075%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $75,000. Federated Services Company may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Sub-Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Sub-Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Sub-Adviser may give consideration to those firms which have sold or are selling shares of the Fund. The Sub-Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

EXPENSES OF THE FUND
The Fund pays all of its own expenses and its allocable share of Trust expenses. These expenses include, but are not limited to, the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting, and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise.

--------------------------------------------------------------------------------
                                NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of shares outstanding.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

--------------------------------------------------------------------------------
                              INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES
Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. In connection with qualified account relationships with West Coast Trust, Fund shares may be purchased by telephone through procedures established with West Coast Trust and its affiliates. Individual investors may place orders to purchase shares either by telephone or by mail. In connection with the sale of Fund shares, Edgewood Services, Inc. (the "distributor") may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

THROUGH WEST COAST TRUST

Trust customers placing an order to purchase shares of the Fund may open an account by calling West Coast Trust at 1-800-451-3049. Information needed to establish the account will be taken over the telephone.


Individual investors may open an account by completing a new account application form available from West Coast Trust Shareholder Servicing Center at WCT Funds, P.O. Box 8612, Boston, MA 02266-8612 or by telephoning West Coast Trust at 1-888- - . Mail the completed account application along with a check made payable to the Fund to the above address.


Payment may be made by check, transfer from an Automated Clearing House ("ACH") member institution, federal funds or by debiting a customer's account at West Coast Trust. Purchase orders must be received by 3:00 p.m. (Eastern time)/12:00 Noon (Pacific time) in order for shares to be purchased at that day's price. Orders by mail are considered received after payment by check is converted into federal funds. This is generally the next business day after the transfer agent receives the check. All purchases must be made in U.S. dollars and checks must be drawn on a United States bank. Payment for shares may not be made by third party check. Payments transmitted by check are accepted subject to collection at full face amount which may take up to 7 calendar days.

PURCHASES BY WIRE

You may also purchase shares by bank wire. For opening new accounts in this manner, please call 1-888- (toll free) before wiring your funds, and furnish the following information: the account registration and address, and your taxpayer identification number (for individuals, a Social Security number). When making additional investments by wire to your existing account, please provide your account number(s). You must include your name and telephone number, the amount being wired and the name of the wiring bank with both new and existing account purchases.


You should instruct your bank to wire Federal funds to: State Street Bank and Trust Company, ABA number 011000028, Account Number 72097967, Boston, Massachusetts 02266, indicating your account number and the account registration. Shares cannot be purchased on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Questions on wire purchases should be directed to your shareholder representative at the telephone number listed on your account statement.

MINIMUM INVESTMENT REQUIRED
The minimum initial investment in the Fund by a trust customer is $5,000 and $1,000 for individual investors. Subsequent investments must be in amounts of at least $100. The Fund may waive the initial minimum investment from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.

WHAT SHARES COST
Fund shares are sold at their net asset value next determined after an order is received, plus a sales charge, as follows:

                                     DEALER
                              SALES CHARGE          ALLOWANCE AS
                            AS A PERCENTAGE         A PERCENTAGE
                         OFFERING    NET AMOUNT      OF OFFERING
                           PRICE      INVESTED          PRICE
Less than $100,000         4.50%        4.71%           4.00%
$100,000 but less than
$250,000                   3.75%        3.90%           3.50%
$250,000 but less than
$500,000                   2.50%        2.56%           2.75%
$500,000 but less than
$750,000                   2.00%        2.04%           2.25%
$750,000 but less than
$1 million                 1.00%        1.01%           1.25%
$1 million or more         0.00%        0.00%           0.00%

PURCHASES AT NET ASSET VALUE
Shares of the Fund may be purchased at net asset value, without a sales charge, by West Coast Trust for accounts in which West Coast Trust holds or manages assets, by trust companies, trust departments of other financial institutions and by banks and savings and loans for their own accounts. Trustees, emeritus trustees, employees and retired employees of the Trust, West Coast Trust, West Coast Bancorp and its subsidiaries, or Edgewood Services, Inc. or their affiliates, or any bank or investment dealer who has a sales agreement with Edgewood Services, Inc. with regard to the Fund, and their spouses and children under 21, may also buy shares at net asset value, without a sales charge. In addition, customers, employee benefit plans, and employees of Becker Capital Management, Inc. and their spouses and children under 21 may also buy shares at net asset value, without a sales charge.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES Investors may purchase shares of the Fund at net asset value, without a sales charge, with the proceeds from redemption of shares of a mutual fund which was sold with a sales charge or commission. The purchase must be made within 60 days of the redemption, and the distributor must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. To provide adequate proof, an investor must provide a statement showing the value liquidated from the other mutual fund. This offer is not available for the redemption of mutual fund shares that were or would be subject to a contingent deferred sales charge upon redemption.

SALES CHARGE REALLOWANCE
For sales of shares of the Fund, a dealer will normally receive up to 85% of the applicable sales charge. For shares sold with a sales charge, West Coast Trust will receive 85% of the applicable sales charge for purchases of Fund shares made directly through West Coast Trust.

The sales charge for shares sold other than through West Coast Trust or registered broker/dealers will be retained by the distributor. However, the distributor will, periodically, uniformly offer to pay to dealers additional amounts in the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. Such payments, all or a portion of which may be paid from the sales charge the distributor normally retains or any other source available to it, will be predicated upon the amount of shares of the Fund that are sold by the dealer.

REDUCING OR ELIMINATING THE SALES CHARGE
The sales charge can be reduced or eliminated on the purchase of Fund shares through:

 . quantity discounts and accumulated purchases;


 . signing a 13-month letter of intent;



 . using the reinvestment privilege; or


 . concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES
As shown in the table under "What Shares Cost", larger purchases reduce or eliminate the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction or elimination, West Coast Trust or the distributor must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT
If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales charge may be reduced or eliminated by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The shares held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

REINVESTMENT PRIVILEGE
If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. West Coast Trust or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences. Shareholders contemplating such transactions should consult their own tax advisers.

CONCURRENT PURCHASES
For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more WCT Funds, when and if created, or two or more Federated Funds (as defined under "Exchange Privilege"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in a Federated Fund with a sales charge, and $70,000 in this Fund, the sales charge would be reduced.

To receive this sales charge reduction, the or the distributor must be notified by the shareholder in writing at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at West Coast Trust and invested in Fund shares at the net asset value next determined after an order is received by the Fund, plus the applicable sales charge. A shareholder may apply for participation in this program through West Coast Trust or through the distributor.

RETIREMENT PLANS
Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details,


contact West Coast Trust Shareholder Servicing Center at
1-888-   -     and consult a tax adviser.


CONFIRMATIONS AND ACCOUNT STATEMENTS
Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS
Dividends are declared quarterly and paid quarterly to all shareholders invested in the Fund on the record date. All shareholders on the record date are entitled to the dividend. If shares are redeemed or exchanged prior to the record date, or purchased after the record date, those shares are not entitled to that quarter's dividend.

Distribution of any realized net long-term capital gains will be made at least once every 12 months. Dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date's net asset value without a sales charge, unless cash payments are requested by writing to the Fund or West Coast Trust, as appropriate.

--------------------------------------------------------------------------------
                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


An investor may exchange shares of the Fund into any other portfolio of the Trust, when and if created, subject to the minimum initial investment requirements for the Fund. In addition, shares of the Fund may also be exchanged for certain other funds administered or distributed by subsidiaries of Federated Investors that are not advised by West Coast Trust ("Federated Funds"). For further information on the availability of Federated Funds for exchange, call West Coast Trust Shareholder Servicing Center at 1-888- - .


EXCHANGING SHARES
Shareholders of any Fund in the WCT Funds may exchange shares for the shares of any other Fund in the WCT Funds, when and if created. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected. Shares may be exchanged at net asset value, plus the difference between the sales charge (if any) already paid and any sales charge of the Fund into which shares are to be exchanged, if higher.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling West Coast Trust. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

EXCHANGE BY TELEPHONE

Shareholders may provide instructions for exchanges between participating funds, when and if created, by telephone to West Coast Trust Shareholder Servicing Center at 1-888- - .


An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained by contacting West Coast Trust Shareholder Servicing Center.


Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Telephone exchange instructions must be received by West Coast Trust before 3:00 p.m. (Eastern time) for shares to be exchanged the same day. Shareholders who exchange into shares of the Fund will not receive a dividend from the Fund on the date of the exchange.


Shareholders of the Fund may have difficulty in making exchanges by telephone through banks or other financial institutions during times of drastic economic or market changes. If shareholders cannot contact West Coast Trust Shareholder Servicing Center or their authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery.


WRITTEN EXCHANGE

A shareholder wishing to make an exchange by written request may do so by sending it to: WCT Funds, P.O. Box 8612, Boston, MA 02266-8612.


--------------------------------------------------------------------------------
                                REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at its net asset value next determined after West Coast Trust receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Requests for redemption can be made in person or by telephone for trust customers. Individual investors can make requests for redemption in person, by telephone or by mail through contacting West Coast Trust Shareholder Servicing Center at 1-888- - .


BY WIRE


To redeem shares and receive proceeds by Federal Reserve Wire, trust customers should contact their account officer. All other customers should call West Coast Trust Shareholder Servicing Center at 1-888- - . A $5.00 fee will be imposed by the Fund for wire redemptions. Wire orders will only be accepted on days on which the Fund, West Coast Trust and the Federal Reserve Banks are open for business.

BY TELEPHONE

A shareholder who is a trust customer of West Coast Trust may redeem shares of the Fund by telephoning West Coast Trust at 1-800-451-3049. A shareholder who is an individual investor may redeem shares by telephoning 1-800- - . For calls received before 3:00 p.m. (Eastern time)/ 12:00 Noon (Pacific time), proceeds will normally be wired the following day to the shareholder's account at West Coast Trust, transferred through ACH to a member institution, or a check will be sent to the address of record. In no event will proceeds be sent more than seven days after a proper request for redemption is received. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from West Coast Trust Shareholder Servicing Center. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be utilized, such as a written request to Federated Shareholder Services Company or West Coast Trust.

If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

BY MAIL
Any shareholder may redeem Fund shares by sending a written request to West Coast Trust. Telephone West Coast Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested.

SIGNATURES
Shareholders requesting a redemption of any amount to be sent to an address other than on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

 . a trust company or commercial bank whose deposits are insured by the Bank
  Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

 . a member of the New York, American, Boston, Midwest, or Pacific Stock
  Exchange;

 . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

 . any other "eligible guarantor institution," as defined in the Securities
  Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial institution. For shares sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $5,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $5,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS
Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio Fund are entitled to vote.

The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

--------------------------------------------------------------------------------
                             EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling, a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Trust are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------
                                TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX
The Fund will pay no federal regular income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. The Fund will provide detailed tax information for reporting purposes.

STATE AND LOCAL TAXES
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

--------------------------------------------------------------------------------
                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge which, if excluded, would increase the total return and yield.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


PERFORMANCE INFORMATION FOR PREDECESSOR COMMON TRUST FUND


The Fund is the successor to the portfolio of a common trust fund managed by the Sub-Adviser. It is anticipated that, at the Fund's commencement of operations (expected to take place on or about December 12, 1997), the assets from the common trust fund will be transferred to the Fund in exchange for Fund shares. The Sub-Adviser has represented that the Fund's investment objective, policies and limitations are in all material respects identical to those of the common trust fund.


The Fund's average annual compounded total returns for the one-, three-, five- and ten-year periods ended June 30, 1997, and since inception (August 31, 1985), reflecting the maximum sales charge (i.e., 4.50%) were 23.04%, 18.94,%, 17.46%, 12.99% and 15.26%, respectively. The Fund's average annual compounded total returns for the one-, five- and ten-year periods ended June 30, 1997, and since inception (August 31, 1985), without reflecting the sales charge were 28.84%, 20.78,%, 18.54%, 13.51% and 15.71%, respectively. The quoted performance data includes the performance of the common trust fund for periods before the Fund's registration statement became effective, as adjusted to reflect the Fund's anticipated expenses as set forth in the

"Expenses of the Fund" section of this prospectus. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.


--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                WCT EQUITY FUND
                               NOVEMBER 17, 1997



ASSETS:
------------------------------------------------------------------------------------------------------
Cash                                                                                                    $   100,000
------------------------------------------------------------------------------------------------------
LIABILITIES:                                                                                                     --
------------------------------------------------------------------------------------------------------  -----------
Net Assets for 10,000 shares outstanding                                                                $   100,000
------------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid in capital                                                                                         $   100,000
------------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------
$100,000 / 10,000 shares outstanding                                                                    $     10.00
------------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/95.5 of $10.00)                                                           $     10.47
------------------------------------------------------------------------------------------------------  -----------


Notes:



(1) WCT Equity Fund (the "Fund") is a diversified portfolio of the WCT Funds (the "Trust"), an open-end management investment company (a mutual fund). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated July 1, 1997 and has had no operations since that date other than those relating to organizational matters including the issuance on November 17, 1997, of 10,000 shares at $10.00 per share to Federated Services Company, the Administrator of the Trust, Organizational expenses estimated at $5,000, were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses with five years of the date the Fund becomes effective.



(2) Reference is made to the "Management of the WCT Funds" (on page 5), "Administration of the Fund" (on page 7), and "Tax Information" (on page
     14) in the prospectus for descriptions of the investment advisory fee, administrative and other services and federal tax aspects of the Fund.



(3) Certain Officers and Trustees of the Trust are Officers and Trustees of the Administrator.



--------------------------------------------------------------------------------
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholder and Board of Trustees of the WCT Funds (WCT Equity Fund):

We have audited the accompanying statement of assets and liabilities of WCT Equity Fund as of November 17, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of WCT Equity Fund as of November 17, 1997, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
November 18, 1997


                              [LOGO OF FEDERATED INVESTORS]  FEDERATED INVESTORS

WCT Funds                         Custodian                      WCT
WCT Equity Fund                   State Street Bank and          Equity
Federated Investors Tower         Trust Company                  Fund
Pittsburgh, PA 15222-3779         P.O. Box 1713
                                  Boston, MA 02266-8600

Distributor
Edgewood Services, Inc.           Transfer Agent and
Clearing Operations               Dividend Disbursing Agent
P.O. Box 897                      Federated Shareholder
Pittsburgh, PA 15222-3779         Services Company
                                  Federated Investors Tower
Investment Adviser                Pittsburgh, PA 15222-3779
West Coast Trust Company, Inc.
1000 Broadway, Suite 1100         Independent Public
Portland, OR 97205                Accountants
                                  Arthur Andersen LLP
Sub-Adviser                       2100 One PPG Place
Becker Capital Management, Inc.   Pittsburgh, PA 15222
1211 SW Fifth Avenue, Ste. 2185
Portland, OR 97204



                                                [LOGO OF WCT FUNDS]
                                                    WCT FUNDS

                                        Prospectus
                                        December 1, 1997

Edgewood Services, Inc.
Distributor

A subsidiary of Federated Investors
Federated Investors Tower                 [RECYCLED PAPER LOGO]
Pittsburgh, PA 15222-3779                       RECYCLED
                                                 PAPER
G02161-01 (12/97)
                                     A Portfolio of WCT Funds, an Open-End
                                     Management Investment Company




                                 WCT Equity Fund
                         (A Portfolio of the WCT Funds)

                       Statement of Additional Information














     This Statement of Additional Information should be read with the prospectus of WCT Equity Fund (the "Fund"), a portfolio of WCT Funds (the "Trust") dated December 1, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-888-___-____.

     Federated Investors Tower
     Pittsburgh, Pennsylvania 15222-3779

                                                Statement dated December 1, 1997








[GRAPHIC OMITTED]
     Cusip #########
     G02161-02 (12/97)
[GRAPHIC OMITTED]

Table of Contents
--------------------------------------------------------------------------------


General Information About the Fund     1

Investment Objective and Policies      1
  Types of Investments                 1
  Convertible Preferred Stock          1
  Warrants                             1
  Restricted and Illiquid Securities   1
  When-Issued and Delayed Delivery Transactions       2
  Repurchase Agreements                2
  Reverse Repurchase Agreements        2
  Lending of Portfolio Securities      2
  Portfolio Turnover                   2

Investment Limitations                 2

WCT Funds Management                   4
  Trust Ownership                      8
  Trustees' Compensation               8
  Trustee Liability                    9

Investment Advisory Services           9
  Adviser to the Fund                  9
  Advisory Fees                        9
  Sub-Adviser to the Fund              9
  Sub-Advisory Fees                    9

Brokerage Transactions                 9

Other Services                        10
  Fund Administration                 10
  Custodian and Portfolio Accountant  10
  Transfer Agent, Dividend Disbursing
     Agent, and Shareholder
     Servicing Agent                  10
  Independent Auditors                10



Purchasing Shares                     10
  Distribution and Shareholder
     Services Plans                   10
  Conversion to Federal Funds         10

Determining Net Asset Value           11
  Determining Market Value of
    Securities                        11

Exchange Privilege                    11
  Requirements for Exchange           11
  Making an Exchange                  11

Redeeming Shares                      11
  Redemption in Kind                  11

Massachusetts Partnership Law         12

Tax Status                            12
  The Fund's Tax Status               12
  Shareholders' Tax Status            12

Total Return                          12

Yield                                 12

Performance Comparisons               12
  Economic and Market Information     13

Appendix                              14

General Information About the Fund

The Fund is a portfolio in the WCT Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated July 1, 1997.

Investment Objective and Policies

The Fund's investment objective is to provide long-term capital appreciation. The investment objective cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Types of Investments

The Fund pursues its objective by investing primarily in common or preferred stock of large or medium sized companies with market capitalizations in excess of $1.5 billion. Occasionally, the Fund will hold small cap issues which satisfy the manager's valuation discipline. The common and preferred stocks the Fund invests in are generally characterized as having low price to earnings ratios, and as having growth and quality characteristics which match or exceed those companies which comprise the S&P 500 Index. As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of its total assets are invested in equity securities.

Convertible Preferred Stock

Convertible preferred stock is senior to common stock, and therefore, has a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, preferred stock is generally subordinated to debt securities of the same company. The dividends from preferred stock provide a stable stream of income with generally higher yields than common stocks, but lower than debt securities.

The Fund will exchange or convert the convertible preferred stock held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's and sub-adviser's opinions, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible preferred stock. In selecting convertible preferred stock for the Fund, the Fund's adviser and sub-adviser evaluate the investment characteristics of the convertible preferred stock as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible preferred stock, the Fund's adviser and sub-adviser consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no right with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may end up to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Restricted and Illiquid Securities

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper is quite liquid. The Fund intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price and yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Repurchase Agreements

The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser and sub-adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

Lending of Portfolio Securities

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

Portfolio Turnover

The Fund does not intend to invest for the purpose of seeking short-term profits. Securities in the portfolio will be sold whenever the Adviser and Sub-Adviser believe it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Adviser and Sub-Adviser do not anticipate that the Fund's portfolio turnover rate will exceed 50%.

Investment Limitations

    Selling Short and Buying on Margin

      The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

    Issuing Senior Securities and Borrowing Money

      The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets; provided that, while borrowings exceed 5% of the Fund's total assets, any such borrowings will be repaid before any additional investments are made. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage.

    Pledging Assets

      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the total assets at the time of the pledge. For purposes of this limitation, the purchase of securities on a when-issued basis will not be deemed to be a pledge.

    Investing in Commodities

      The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

    Underwriting

      The Fund will not underwrite any issue of securities or participate in the marketing of securities of other issuers, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with the Fund's investment objective, policies, and limitations.

    Diversification of Investments

      With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

    Concentration of Investments

      The Fund will not purchase securities if, as a result of such purchases, 25% or more of the value of its total assets would be invested in any one industry. The Fund may at times invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S.
      government, its agencies or instrumentalities.



    Lending Cash or Securities

      The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets, but it may purchase or hold corporate or government bonds, notes, bonds debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies, or the Trust's Declaration of Trust.



The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in these limitations become effective.

    Investing in Restricted and Illiquid Securities

      The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities (except for Section 4(2) commercial paper and certain other restricted securities which meet the criteria for liquidity as established by the Trustees), non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.
    Purchasing Securities to Exercise Control

      The Fund will not purchase securities of a company for purpose of exercising control or management.



    Investing in Securities of Other Investment Companies

      The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.



The Fund does not intend to borrow money, pledge securities or lend portfolio securities in excess of 5% of the value of its net assets during the coming fiscal year.



For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

WCT Funds Management

Officers and Trustees are listed with their addresses, birthdates, present positions with WCT Funds, and principal occupations.
John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated
Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.






John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica and Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


C. Christine Thomson
Federated Investors Tower
Pittsburgh, PA
Birthdate: September 1, 1957

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc. Trust Ownership

Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

Trustees' Compensation


                           AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH              FROM
TRUST                      TRUST*#

John F. Donahue            $0
Chairman and Trustee

Thomas G. Bigley           $0
Trustee

John T. Conroy, Jr.        $0
Trustee

William J. Copeland        $0
Trustee

James E. Dowd              $0
Trustee

Lawrence D. Ellis, M.D.    $0
Trustee

Edward L. Flaherty, Jr.    $0
Trustee

Edward C. Gonzales         $0
President, Treasurer andTrustee

Peter E. Madden            $0
Trustee


John E. Murray, Jr.        $0
Trustee

Wesley W. Posvar           $0
Trustee

Marjorie P. Smuts          $0
Trustee

*Information is furnished for the fiscal year ended October 31, 1997.

#The aggregate compensation is provided for the Trust which is comprised of 1 portfolio.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services

Adviser to the Fund

The Fund's investment adviser is West Coast Trust Company, Inc. (the "Adviser"). The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Because of internal controls maintained by West Coast Trust Company, Inc. to restrict the flow of non-public information, Fund investments are typically made without any knowledge of West Coast Trust Company or its affiliates' lending relationships with an issuer.

Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

Sub-Adviser to the Fund

The Fund's sub-adviser is Becker Capital Management, Inc. (the "Sub-Adviser"). The Sub-Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Adviser.

Because of internal controls maintained by the Sub-Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Sub-Adviser's lending relationships with an issuer.

Sub-Advisory Fees

For its sub-advisory services, the Sub-Adviser receives an annual sub-advisory fee as described in the prospectus.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Sub-Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Sub-Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Sub-Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Sub-Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Sub-Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Sub-Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Sub-Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Sub-Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

The Fund has adopted certain procedures incorporating the standards of Rule 17e-1 of the Investment Company Act of 1940, which require that the commissions paid to affiliated broker-dealers of the Sub-Adviser must be reasonable and fair compared to the commission, fee, or other remuneration received, or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Sub-Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Sub-Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Sub-Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services

Fund Administration

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

Custodian and Portfolio Accountant

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent, Dividend Disbursing Agent, and Shareholder Servicing Agent

Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, serves as transfer agent for the shares of the Fund, dividend disbursing agent for the Fund, and shareholder servicing agent for the Fund.

Independent Public Accountants

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

Purchasing Shares

Shares of the Fund are sold at their net asset value next determined after an order is received on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Fund."

Distribution and Shareholder Services Plans

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Board of Trustees expects that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. West Coast Trust Company, Inc. ("West Coast Trust"), as well as Federated Shareholder Services Company, act as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

Determining Market Value of Securities


Market values of the Fund's securities are determined as follows:

    o for equity securities, according to the last sale price in the market in which they are primarily traded (either national securities exchange or the OTC market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

    o according to the prices provided by an independent pricing service if available, or at fair market value as determined in good faith by the Trustees; or

    o for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, unless the Trustees determine that particular circumstances of the security indicate otherwise.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Exchange Privilege
Requirements for Exchange

Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege may be obtained by calling the Fund. Making an Exchange

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
Redeeming Shares


Shares of the Fund are redeemed at the next computed net asset value after West Coast Trust receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal
holidays when wire transfers are restricted.      Although State Street Bank
does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000. Redemption in Kind

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable. The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Tax Status

The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
    o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; o invest in securities within certain statutory limits; and o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

Shareholders of the Fund are subject to federal income tax on dividends received as cash or additional shares. These dividends, and any short-term capital gains, are taxable as ordinary income. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. Total Return

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Yield
The yield for the shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by shares of the Fund over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

Performance Comparisons

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

      o S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

     o S&P 400 Mid Cap Index is an unmanaged capitalization weighted index that measures the performance of the mid-range of the U.S. stock market.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Advertisements may quote performance information which does not reflect the effect of the sales load.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

Appendix

Standard & Poor's Bond Ratings

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc. Bond Ratings

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc., Long-Term Debt Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rate "F-1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment.

The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category, Plus and minus signs, however, are not used in the "AAA" category.

Standard & Poor's Commercial Paper Ratings

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's Investors Service, Inc., Commercial Paper Ratings

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Investors Service, Inc., Short-Term Debt Ratings

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.






PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   Financial Statements (filed in Part A).
            (b)   Exhibits:
                   (1) Conformed copy of Declaration of Trust of the Registrant;(1) (2) Copy of By-Laws of the Registrant;(1) (3) Not applicable; (4) Not applicable; (5) (i) Conformed copy of Investment Advisory Contract of the Registrant;+
                         (ii) Conformed copy of Sub-Advisory Agreement of the
                   Registrant;+ (6) (i) Conformed copy of Distributor's Contract of the Registrant;+
                         (ii) Conformed copy of Administrative Services
                        Agreement of the Registrant;+ (iii) Conformed copy of Sales Agreement of the Registrant;+
                   (7)  Not applicable;
                   (8) Conformed copy of Custodian Agreement of the Registrant;+
                   (9) (i) Conformed copy of Transfer Agency and Service
                         Agreement of the Registrant;+ (ii) Conformed copy of Shareholder Services Agreement of the Registrant;+
                         (iii) Conformed copy of Shareholder Services Plan of the Registrant;+
                  (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered;+ (11) (i) Conformed copy of Consent of Independent Public Accountants;+
                         (ii)  Not applicable;
                  (12)  Not applicable;
                  (13) Conformed copy of Initial Capital Understanding;+ (14) Not applicable; (15) (i) Conformed copy of Distribution Plan;+
                         (ii) Conformed copy of 12b-1 Agreement;+ (16) Schedule
                  for Computation of Fund Performance Data;(to be filed by amendment) (17) Financial Data Schedule; (18) Not applicable;
                  (19) Power of Attorney.(2)

-----------------
+       All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed September 17, 1997. (File Nos. 333-35785 and 811-08335).

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 Registration Statement on Form N-1A filed October 2, 1997. (File Nos. 333-35785 and 811-08335).

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            No persons are controlled by the Registrant.

Item 26.    Number of Holders of Securities:

                            Number of Record Holders
            Title of Class                      as of November 17, 1997

            Shares of                                       1
            beneficial interest
            (no par value)

Item 27.    Indemnification:

            Indemnification is provided to Officers and Trustees of the Registrant pursuant to (Section 4 of Article XI of Registrant's Declaration of Trust. The Investment Advisory Contract between the Registrant and West Coast Trust Company, Inc. ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:
            (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 28.    Business and Other Connections of Investment Adviser:

            (a) West Coast Trust Company, Inc. ("West Coast Trust") is a registered investment adviser providing investment management services to individuals and institutional clients. West Coast Trust is a wholly-owned subsidiary of West Coast Bancorp ("Bancorp"). Organized in 1981, Bancorp is the second largest bank holding company based in Oregon. through its subsidiaries and affiliates, Bancorp offers a full range of commercial banking services, including trust services to individuals, partnerships, corporations, and institutions and acts as fiduciary of estates and conservatorships, and as a trustee under various wills, trusts and pension and profit-sharing plans. In addition, Bancorp and its subsidiaries offer tax-deferred annuities, single-premium whole life insurance, other insurance investment products and securities products.

                 West Coast Trust has common and collective funds with assets totaling approximately $712.3 million as December 31, 1996. West Coast Trust has managed the WCT Funds since its inception in October 1997.

                 The principal executive officers and Directors of West Coast Trust are set forth in the following table. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with West Coast Trust.

                                                          Other Substantial
                                Position With             Business,Profession,
   Name                         the Adviser               Vocation or Employment

Andrew J. Gerlicher             President/Director

Marvin C. Abeene                Senior Vice President/
                                Trust Branch Manager

Cheryl Pfenning                 Assistant Vice President/
                                Operations Manager and
                                Compliance Officer

Fred Springsteen                Vice President/Newport
                                Trust Manager

James B. Titus                  Vice President/Employee
                                Sales & Administration



Rick Trout                      Vice President - Portland/
                                Vancouver Trust Manager

Dennis B. Munsey                Sales Manager

Michael J. Bragg                Chairman of the Board/      Attorney-at-law,        Director    Grenley, Rotenberg,
                                                            Evans, Bragg &                Bodie, PC

David C. Grove, Sr.             Vice Chairman of the        President, Grove
                                Board/Director              Securities, Inc.

J. F. Ouderkirk                 Director                    Attorney-at-law,
                                                            Richardson,                   Ouderkirk & Hollen

Rodney B. Tibbatts              Director                    Executive Vice                President/Director of Corporate
Development, West                                                 Coast Bancorp

Forrest A. Weil                 Director                    Personal Investment

Gary D. Putnam                  Director                    Executive Vice
                                                            President & CFO
                                                            Brentwood, Inc.

            (b) Becker Capital Management, Inc. ("Becker") is a registered investment advisory firm founded in 1976 as P.E. Becker, Inc. Becker manages assets totaling approximately $2.0 billion for individuals, corporate pensions, and profit sharing trusts, multi-employer trusts and endowment funds.

               Becker is managed by Patrick E. Becker, Chairman and Chief Investment Officer; Gerald N. Brown, Equity Trader; Warren Hastings III C.F.A., Vice President, Fixed Income Portfolio Manager; Stephen D. Laveson, Vice President, Director of Fundamental Analysis; Michael C. Malone, Vice President,
               Investments;   Janeen  S.  McAninch,   President  and  Chief
               Operations Officer; Michael F. McCoy Ph.D., Vice President, Director of Quantitative Analysis; Michael A. McGarr C.F.A.,
               Senior  Research   Analyst;   Robert  N.   Schaeffer,   Vice
               President, Equity Portfolio Manager; and Donald L. Wolcott C.F.A., Vice President, Portfolio Manager.

Item 29.    Principal Underwriters:

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BT Advisor Funds, BT Pyramid Mutual Funds, BT Investment Funds, BT Institutional Funds, Excelsior Institutional Trust (formerly, UST Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Excelsior Institutional Trust, FTI Funds, FundManager Portfolios, Marketvest Funds, Marketvest Funds, Inc. and Old Westbury Funds, Inc.

            (b)

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Distributor           With Registrant

Lawrence Caracciolo             Director, President,              --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry                Director,                         --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue          Director,                         --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Sholes                Vice President,                   --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ronald M. Petnuch               Vice President,                   --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt               Vice President,                   --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane                Assistant Vice President,         --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott Cohan                Secretary,                Assistant Secretary
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward                  Assistant Secretary,              --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.          Treasurer,                        --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

WCT Funds                                       Federated Investors Tower
                            Pittsburgh, PA 15222-3779

Federated Shareholder Services Company          P.O. Box 8600
     Transfer Agent, Dividend                   Boston, MA 02266-8600
     Disbursing Agent and Shareholder
     Servicing Agent

Federated Services Company                      Federated Investors Tower
     Administrator                              Pittsburgh, PA  15222-3779

West Coast Trust Company, Inc.                  1000 Broadway, Suite 1100
     Adviser                                    Portland, OR 97205

Becker Capital Management, Inc.                 1211 SW Fifth Avenue,
                              Sub-Adviser Ste. 2185
                               Portland, OR 97204

State Street Bank and Trust Company             P.O. Box 8600
     Custodian                                  Boston, MA 02266-8600

Arthur Andersen LLP                             2100 One PPG Place
     Independent Public Accountants             Pittsburgh, PA 15222


Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WCT FUNDS, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of November, 1997.

                                    WCT FUNDS

                  BY: /s/C. Grant Anderson,
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  November 20, 1997

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/C. Grant Anderson
    C. Grant Anderson             Attorney In Fact          November 20,1997
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President, Treasurer and Trustee
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee


* By Power of Attorney